PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, weighted average capitalised interest rate	3.40%	3.70%
Adjustment to cost and accumulated depreciation	$ 1,157	$ 978